Commitments and Contingencies - Schedule of Future Minimum Rent Payments Under Operating Leases (Details) (10K) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 3,178
2020	2,683
2021	2,428
2022	740
2023	720
Thereafter	3,437
Total	$ 13,186